NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Present Value Of The Obligation [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	$ 23	$ 38	$ 33
Current services cost	1	1	1
Cost for interest	32	29	15
Actuarial (gains) losses	(4)	7	9
Benefit payments	(3)	(3)	(3)
(Gain) Loss on exchange difference, net	(8)	(49)	(17)
Liabilities, ending	41	23	38
Fair Value Of Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	(4)	(4)	(4)
Current services cost
Cost for interest	(6)	(4)	(2)
Actuarial (gains) losses	4	(2)
Benefit payments
(Gain) Loss on exchange difference, net	2	6	2
Liabilities, ending	(4)	(4)	(4)
Net Liability At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	19	34	29
Current services cost	1	1	1
Cost for interest	26	25	13
Actuarial (gains) losses		5	9
Benefit payments	(3)	(3)	(3)
(Gain) Loss on exchange difference, net	(6)	(43)	(15)
Liabilities, ending	$ 37	$ 19	$ 34